OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 19,889	$ 27,767	$ 22,075
Employee benefit obligation - Defined contribution plan (b)	3,736	3,633
Provisions (c)	12,240	10,790
Other non-current liabilities	$ 35,865	$ 42,190